SUBSEQUENT EVENTS 1 (Details) - USD ($)			1 Months Ended	9 Months Ended
	Jun. 30, 2023	Apr. 21, 2023	Oct. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Stock-based awards vesting period				3 years
Common stock, par or stated value per share				$ 0.0001	$ 0.0001
Restricted Stock
Subsequent Event [Line Items]
Shares authorized (in shares)		4,569,922
Unamortized stock-based compensation expense weighted-average remaining contractual life				2 years 3 months 18 days
Restricted Stock | Share-Based Payment Arrangement, Tranche One
Subsequent Event [Line Items]
Vesting percentage		50.00%
Stock-based awards vesting period		25 months
Restricted Stock | Share-Based Payment Arrangement, Tranche Two
Subsequent Event [Line Items]
Vesting percentage		50.00%
Stock-based awards vesting period		30 months
Subsequent Event
Subsequent Event [Line Items]
Business combination, consideration transferred, equity interests issued and issuable	$ 531,750,000
Common stock, par or stated value per share	$ 0.0001
Subsequent Event | Long-term Incentive Plan | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Issuance of restricted stock units (in shares)			2,468,500
Common stock available for issuance (in shares)			621,500
Shares authorized (in shares)			3,090,000
Unamortized stock-based compensation expense weighted-average remaining contractual life			3 years
Vesting percentage			90.00%
Vesting period, employment termination			12 months
Subsequent Event | Long-term Incentive Plan | Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Tranche One
Subsequent Event [Line Items]
Vesting percentage			10.00%
Stock-based awards vesting period			12 months
Subsequent Event | Long-term Incentive Plan | Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Tranche Two
Subsequent Event [Line Items]
Stock-based awards vesting period			36 months
Subsequent Event | Long-term Incentive Plan | Restricted Stock Units (RSUs) | Minimum
Subsequent Event [Line Items]
Service period			1 year
Vesting percentage, employment termination			10.00%
Subsequent Event | Long-term Incentive Plan | Restricted Stock Units (RSUs) | Maximum
Subsequent Event [Line Items]
Service period			3 years